Intangible assets - Goodwill - Schedule of goodwill and changes in goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill
Goodwill at beginning of period	€ 13,741	€ 12,713	€ 12,471
Additions	56	534	81
Impairment losses	(20)	0	(6)
Disposals or changes in scope of consolidation	0	0	0
Exchange differences and other items	240	494	167
Goodwill at end of period	14,017	13,741	12,713
Ebury Partners Limited
Changes in goodwill
Additions	45	316	0
Santander Holding USA Inc
Changes in goodwill
Additions	€ 0	€ 158	€ 0